Investment Objectives and Goals - Amplify Energy & Natural Resources Covered Call ETF	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AMPLIFY ENERGY & NATURAL RESOURCES COVERED CALL ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]

The Amplify Energy & Natural Resources Covered Call ETF (formerly Amplify Natural Resources Dividend Income ETF) seeks investment results that generally correspond (before fees and expenses) to the price and yield of the VettaFi Energy and Natural Resources Covered Call Index (the “Index”).